Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Inventories

 (3) Inventories

Inventories consist of :	March 31, 2013	December 31, 2012
Materials	$554,732	$720,113
Work in process	87,144	––
Finished goods (including $362,500 and $489,400 held by customers at March 31, 2013 and December 31, 2012, respectively)	2,029,506	1,910,273
Total	$2,671,382	$2,630,386

Inventories, net of reserves consist of the following at December 31:

	2011	2012
Materials	$815,357	$720,113
Work in process	25,641	––
Finished goods (including $822,000 and $489,400 held by customers at December 31, 2011 and 2012, respectively)	1,881,785	1,910,273
Total	$2,722,783	$2,630,386

The Company reviews inventory for obsolete and slow moving products each quarter and make provisions based on our estimate of the probability that the material will not be consumed or that it will be sold below cost. The Company recorded a $13.8 thousand increase and $155.2 thousand decrease in the provision for slow moving and obsolete inventory during the years ended December 31, 2011 and 2012, respectively.